Working capital - Supplier Finance Arrangements (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Carrying amount that has been subject to SCF and presented in trade and other payables	$ 31,921	$ 29,447
Minimum days after invoice date
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade and other payables subject to SCF arrangements	0 days
Comparable trade and other payables that are not part of the arrangements	0 days
Minimum days after invoice date | Greater China
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Comparable trade and other payables that are not part of the arrangements	0 days
Maximum days after invoice date
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade and other payables subject to SCF arrangements	150 days
Comparable trade and other payables that are not part of the arrangements	150 days
Maximum days after invoice date | Greater China
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Comparable trade and other payables that are not part of the arrangements	240 days
Carrying amount that has been subject to SCF and presented in trade and other payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Carrying amount that has been subject to SCF and presented in trade and other payables	$ 1,006	894
of which suppliers have received payment from finance provider
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Carrying amount that has been subject to SCF and presented in trade and other payables	$ 644	$ 0